Selected Quarterly Financial Data (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 2,817	$ 2,796	$ 2,688	$ 2,608	$ 2,599	$ 2,478	$ 2,338	$ 2,282	$ 10,909	$ 9,697	$ 8,996
Depreciation on vehicles subject to operating leases	(1,155)	(1,085)	(1,075)	(1,014)	(1,010)	(956)	(858)	(816)	(4,329)	(3,640)	(3,088)
Interest expense	(725)	(697)	(687)	(646)	(597)	(582)	(599)	(638)	(2,755)	(2,416)	(2,656)
Total financing margin and other revenue	937	1,014	926	948	992	940	881	828	3,825	3,641	3,252
Provision for credit losses	144	138	137	128	108	100	72	67	547	347	197
Net income	$ 333	$ 386	$ 296	$ 358	$ 352	$ 365	$ 340	$ 306	$ 1,373	$ 1,363	$ 1,705